GOODWILL AND INTANGIBLE ASSETS, NET (Details Textual) $ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Oct. 01, 2013 USD ($)	Sep. 30, 2015 COP ($) shares	Dec. 31, 2017 COP ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)	Oct. 31, 2016	Dec. 30, 2015	Sep. 30, 2015 USD ($)	Dec. 18, 2012
Disclosure of detailed information about intangible assets [line items]
Fully Amortised Intangible Assets Still in Use, Write off				$ 549,191
Research and development expense			$ 422	16,715	$ 8,344
Intangible Assets Controlled by Entity but not Recognised			$ 23,180	$ 16,217	$ 3,583
Percentage of voting equity interests acquired						50.00%
Common Share Percentage On On Subscribed And Paid capital		20.00%						20.00%
Consideration transferred, acquisition-date fair value	$ 217,000							$ 151,500
Description of terms of shares reserved for issue under options and contracts for sale of shares	the agreement set forth a series of call options held by Bancolombia Panama and put options held by BFC, with which after 5 years since that date Bancolombia Panama had the right to buy and BFC the obligation to sell, the number of voting shares required to hold 51% of the total share capital of GAH, on the other hand, during 5 years since the effective date, BFC had the right to sell and Bancolombia Panama the obligation to buy, any number of voting shares; however, the option never could be for a number of shares that would result in a 50%/50% of ownership over GAH as of October 2013.
US Dollars [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill expected to be deductible for tax purposes								233,396
Deferred tax liabilities recognised as of acquisition date								$ 28,954
Colombian Peso [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill expected to be deductible for tax purposes		$ 735,073
Deferred tax liabilities recognised as of acquisition date		$ 91,191
Grupo Agromercantil Holding S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage of voting equity interests acquired							60.00%		40.00%
Number of shares purchased | shares		40,540,000